Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2026
Equity method investments [Abstract]
Equity Method Investments
The Company holds investments in certain companies that are accounted for pursuant to the equity method. As of December 31, 2025 and June 30, 2026, the Company held the following ownership interests in the outstanding common stock of entities:
	Period Ended
	December 31, 2025		June 30, 2026
Equity method investments	Ownership interest	Carrying amount	Ownership interest	Carrying amount
Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG	50.0%	$20,249,258	50.0%	$18,951,538
BB Amstel B.V.	41.5%	8,348,495	41.5%	8,067,680
MPC Caribbean Clean Energy Limited, Barbados	22.2%	5,466,198	22.2%	5,227,063
Barber Ship Management Germany GmbH & Co. KG	50.0%	4,111,977	50.0%	3,941,425
BestShip GmbH & Cie. KG	50.0%	3,712,538	50.0%	4,022,830
Rio Jul Beteiligungs GmbH & Co. KG, Hamburg	39.3%	3,679,487	-	-
MPC Storm Maritime Opportunities GmbH & Co. KG	-	-	21.4%	3,055,431
Other (i)	-	4,477,887	-	3,002,349
Total	-	$50,045,840	-	$46,268,316

(i)
As at June 30, 2026, these investments represent ownership interests ranging from approximately 25.1% to 50.0% (December 31, 2025: 25.5% to 50.0%) in entities engaged primarily in holding and investing in maritime assets, including equity interests in vessel-owning companies. The entities are located in Germany and Norway.

The equity method investments developed as follows during the six months ended June 30, 2026:

Balance as of December 31, 2025	$50,045,840
Acquisitions	3,150,494
Equity method result	(864,264)
Distributions	(5,702,697)
Transfers / Other	1,282,957
Net exchange differences during the period	(1,644,014)
Balance as of June 30, 2026	$46,268,316

As of December 31, 2025 and June 30, 2026, the Company also held the following ownership interests in the outstanding common stock of entities and for which the fair value option was elected:

	Period Ended
	December 31, 2025		June 30, 2026
Equity method investments measured at fair value	Ownership interest	Carrying amount	Ownership interest	Carrying amount
MPC Container Ships ASA	17.14%	$133,674,134	20.1%	$227,922,012
MPC Energy Solutions N.V.	20.5%	6,071,783	20.5%	6,347,377
Total		$139,745,917	-	$234,269,389

Equity method investments measured at fair value
Balance December 31, 2025	$139,745,917
First time consolidation (2)	23,155,175
Unrealized gain on equity method investments revalued at fair value at end of the period	69,600,528
Unrealized foreign exchange gain from equity method investments measured at fair value (1i)	7,409,798
Unrealized foreign exchange loss from equity method investments measured at fair value – OCI portion- (1ii)	(5,642,029)
Balance June 30, 2026	$234,269,389

(1)
The amount presented includes foreign exchange differences arising from (i) translation into the functional currency to reflect end-of-period exchange rates, with any gains or losses included in the unaudited interim condensed consolidated statements of comprehensive income, and (ii) translation of the accounts of foreign subsidiaries with non-USD functional currencies, with  the resulting cumulative translation adjustments recorded in Other Comprehensive Income (OCI) in the unaudited interim condensed consolidated statements of comprehensive income and accumulated in Accumulated Other Comprehensive Income (AOCI) within equity.

(2)
The investment in MPC CSI GmbH, which holds 16.68% of the investment in MPCC, was consolidated for the first time as of January 1, 2026, following the termination of a voting agreement between the Company and a third-party investor. As a result, 100% of the subsidiary’s investment in MPCC is reflected in the Company’s unaudited condensed consolidated balance sheet. The impact of the first-time consolidation in the amount of $23,155,175 is, therefore, solely attributable to non-controlling interests.

The following table summarizes the fair values of the assets acquired and liabilities assumed at January 1, 2026:

Identifiable net assets
Equity method investments measured at fair value	$130,006,587
Net current assets	661,471
$130,668,058
For those equity method investments that are considered significant for the interim financial statements from the Company’s perspective, summarized consolidated financial information is provided below.

MPC Container Ships ASA (in thousands)	June 30, 2026
Current assets	$491,176
Non-current assets	1,045,894
Current liabilities	147,949
Non-current liabilities	388,243
Market value (June 30, 2026)	1,132,429
Revenue	235,837
Net income	110,197
Total comprehensive income	$110,522